Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Deferred tax assets:
Deferred Tax Assets, Tax Deferred Expense, Reserves And Accruals, Contract Liability	$ 550	$ 1,474
Deferred Tax Assets, Leasing Arrangements	29,718	28,481
Deferred Tax Assets, Interest Expense	3,059	1,481
Net operating losses	20,890	14,961
Deferred Tax Assets, Tax Credit Carryforwards	4,735	4,328
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	65	97
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-Based Compensation Cost	552	271
Deferred Tax Assets, Other	3	3
Deferred Tax Assets, Gross, Total	59,572	51,096
Deferred Tax Assets, Valuation Allowance	(47,693)	(43,021)
Deferred Tax Assets, Net of Valuation Allowance, Total	11,879	8,075
Deferred tax liabilities:
Deferred Tax Liabilities, Property, Plant and Equipment	(2,568)	(2,597)
Deferred Tax Liabilities, Leasing Arrangements	(9,311)	(5,478)
Deferred Tax Liabilities, Gross	(11,879)	(8,075)
Net deferred tax liabilities	$ 0	$ 0